Investment Objectives and Goals - American Century ETF Trust	May 05, 2026
Avantis All International Core Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® All International Core Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis U.S. Core Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Core Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.